SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Schedule of Securitisation and Covered Bond Programmes
The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the notes in issue at 31 December, are listed below. The notes in issue are reported in note 28.

	2021		2020
	Loans and advances securitised	Notes in issue	Loans and advances securitised	Notes in issue
	£m	£m	£m	£m
Securitisation programmes
UK residential mortgages	18,741	16,703	23,984	21,640
Commercial loans	388	1,839	2,884	4,004
Credit card receivables	11,615	8,474	5,890	4,340
Motor vehicle finance	235	251	1,826	1,915
Dutch residential mortgages	427	448	—	—
	31,406	27,715	34,584	31,899
Less held by the Group		(24,010)		(27,448)
Total securitisation programmes (notes 27 and 28)[1]		3,705		4,451
Covered bond programmes
Residential mortgage-backed	35,896	16,909	33,980	23,480
Social housing loan-backed	833	500	980	600
	36,729	17,409	34,960	24,080
Less held by the Group		—		(100)
Total covered bond programmes (note 28)		17,409		23,980
Total securitisation and covered bond programmes		21,114		28,431
1Includes £33 million (2020: £45 million) of securitisation notes held at fair value through profit or loss.